UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00604
Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREH
OLD
ER REPORT
Washington Mutual Investors Fund
Class A
| AWSHX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on
a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.55%
Management's discussion of fund performance
The fund’s Class A shares gained 22.59% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class A (with sales charge) *	15.54%	10.77%	12.58%
Washington Mutual Investors Fund — Class A (without sales charge) *	22.59%	12.09%	13.25%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there
any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDE
R R
EPORT
Washington Mutual Investors Fund
Class C
| WSHCX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 21.69% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class C (with sales charge) *	20.69%	11.26%	12.55%
Washington Mutual Investors Fund — Class C (without sales charge) *	21.69%	11.26%	12.55%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund ex
pen
ses, only one co
py
of most shareholder documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class T
| TWMMX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hypothetical
$10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.30%
Management's discussion of fund performance
The fund’s Class T shares gained 22.88% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class T (with sales charge) 2	19.81%	11.82%	12.92%
Washington Mutual Investors Fund — Class T (without sales charge) 2	22.88%	12.38%	13.23%
S&P 500 Index 3	31.05%	13.14%	15.02%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expe nses. W
hen applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s ind epe
ndent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement d iscl
osure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-1
| WSHFX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at  capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.50% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-1 *	22.50%	12.03%	13.17%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon r ecom
mendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expen
ses,
only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF1ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-2
| WMFFX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.81% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-2 *	22.81%	12.31%	13.46%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings
by
sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ailed t
o shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-3
| FWMIX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 22.95% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class F-3 2	22.95%	12.44%	13.26%
S&P 500 Index 3	31.05%	13.14%	15.07%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFF3ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL
SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-A
| CWMAX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 66	0.59%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.54% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-A (with sales charge) *	18.24%	11.26%	12.79%
Washington Mutual Investors Fund — Class 529-A (without sales charge) *	22.54%	12.06%	13.19%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instruct
ions will typi
cally be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER
REPORT
Washington Mutual Investors Fund
Class 529-C
| CWMCX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.36%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.59% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-C (with sales charge) *	20.59%	11.20%	12.77%
Washington Mutual Investors Fund — Class 529-C (without sales charge) *	21.59%	11.20%	12.77%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and
table
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte &
Touche
LLP
was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-E
| CWMEX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.84%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.25% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-E *	22.25%	11.78%	12.92%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-T
| TMWMX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs fo
r the l
ast year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 22.84% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-T (with sales charge) 2	19.77%	11.75%	12.86%
Washington Mutual Investors Fund — Class 529-T (without sales charge) 2	22.84%	12.32%	13.18%
S&P 500 Index 3	31.05%	13.14%	15.02%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
wil
l typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-1
| CWMFX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.73% for
the
year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged.
Returns
from
consumer
staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-F-1 *	22.73%	12.24%	13.41%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector (percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025,
PricewaterhouseCoopers
(“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder docu me
nts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer
that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-2
| FWMMX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 22.85% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-F-2 2	22.85%	12.33%	16.53%
S&P 500 Index 3	31.05%	13.14%	17.16%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and
disagreements
with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-3
| FWWMX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.31%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 22.86% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-F-3 2	22.86%	12.37%	16.57%
S&P 500 Index 3	31.05%	13.14%	17.16%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, p leas
e contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-1
| RWMAX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 150	1.35%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.62% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-1 *	21.62%	11.23%	12.35%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by
Capital
Group or your
financial
intermediary.
Lit. No. MFR1ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2
| RWMBX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 150	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.62% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2 *	21.62%	11.22%	12.35%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFR2ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2E
| RWEBX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 118	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 21.96% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2E *	21.96%	11.54%	12.68%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be
householded
, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by
Ca
pital Group or your f
inan
cial intermediary.
Lit. No. MF2EARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-3
| RWMCX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 101	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.14% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-3 *	22.14%	11.71%	12.85%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by
Capital
Group or your financial intermediary.
Lit. No. MFR3ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-4
| RWMEX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.52% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-4 *	22.52%	12.05%	13.19%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5E
| RWMHX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 22.74% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5E *	22.74%	12.26%	13.42%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5
| RWMFX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 22.88% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5 *	22.88%	12.38%	13.53%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-001-0626 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-6
| RWMGX
for the year ended April 30, 2026
This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 22.95% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-6 *	22.95%	12.43%	13.58%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800)
421
-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-001-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
April 30, 2026	1,000	28,000	None	None
April 30, 2025	122,000	None	20,000	None
Adviser and Affiliates2
April 30, 2026	Not Applicable	2,255,000	None	93,000
April 30, 2025	Not Applicable	1,870,000	4,000	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
April 30, 2026	2,376,000
April 30, 2025	64,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Washington Mutual Investors Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended April 30, 2026
Lit. No. MFGEFP4-001-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026

Common stocks 95.35%	Shares	Value (000)
Energy 3.98%
Baker Hughes Co., Class A	1,466,571	$102,176
Canadian Natural Resources, Ltd.	23,174,614	1,105,197
Chevron Corp.	4,743,978	917,058
ConocoPhillips	13,775,489	1,732,681
EOG Resources, Inc.	9,123,802	1,282,533
Exxon Mobil Corp.	13,527,250	2,087,661
Halliburton Co.	6,924,829	292,920
ONEOK, Inc.	2,850,974	263,601
SLB, Ltd.	3,750,443	213,325
TC Energy Corp.	6,440,060	431,033
TotalEnergies SE	1,147,464	106,382
		8,534,567

Materials 2.47%
Air Products and Chemicals, Inc.	5,464,985	1,639,769
Corteva, Inc.	11,401,377	923,626
H.B. Fuller Co.	1,423,437	86,146
International Paper Co.	9,904,027	301,280
Linde PLC	1,122,197	562,378
LyondellBasell Industries NV	1,495,171	111,540
Mosaic Co.	961,186	22,367
Royal Gold, Inc.	1,815,713	423,751
Wheaton Precious Metals Corp.	9,693,619	1,225,855
		5,296,712

Industrials 12.46%
3M Co.	5,107,615	748,368
Applied Industrial Technologies, Inc.	290,910	88,946
BAE Systems PLC (ADR)	2,396,610	267,605
Boeing Co. (The) (a)	6,439,889	1,474,928
Caterpillar, Inc.	2,696,641	2,400,307
CSX Corp.	5,000,000	227,150
Deere & Co.	3,809,105	2,246,877
Delta Air Lines, Inc.	14,088,617	957,885
Equifax, Inc.	1,071,846	186,437
FedEx Corp.	262,813	105,995
GE Vernova, Inc.	608,543	659,332
General Electric Co.	8,535,951	2,474,828
HEICO Corp.	770,068	207,857
Ingersoll-Rand, Inc.	4,307,360	343,986
ITT, Inc.	2,047,999	438,968
Johnson Controls International PLC	2,790,814	407,543
L3Harris Technologies, Inc.	2,546,661	816,332
Lennox International, Inc.	1,527,295	816,935
Northrop Grumman Corp.	4,549,115	2,636,121
Parker-Hannifin Corp.	694,504	631,596
Paychex, Inc.	14,167,242	1,312,312
RELX PLC (ADR) (b)	5,363,298	196,243
RTX Corp.	16,621,724	2,926,587
Siemens AG (ADR)	3,392,244	503,646
Trane Technologies PLC	248,973	122,629
Union Pacific Corp.	5,830,438	1,571,186
Verisk Analytics, Inc.	3,910,670	721,479
Waste Connections, Inc.	2,262,759	372,722
Waste Management, Inc.	573,973	133,477
Watsco, Inc.	1,672,366	732,229
		26,730,506

1	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.91%
Amazon.com, Inc. (a)	5,338,427	$1,415,003
Booking Holdings, Inc.	2,237,475	376,701
Chipotle Mexican Grill, Inc. (a)	2,787,984	94,764
D.R. Horton, Inc.	8,539,286	1,313,855
Darden Restaurants, Inc.	5,547,269	1,112,560
General Motors Co.	5,735,437	440,998
Home Depot, Inc.	4,180,923	1,374,687
Marriott International, Inc., Class A	959,200	346,933
NIKE, Inc., Class B	11,713,179	519,597
Royal Caribbean Cruises, Ltd.	9,374,937	2,472,733
Sony Group Corp. (ADR)	4,549,514	91,400
Starbucks Corp.	18,713,658	1,971,110
Texas Roadhouse, Inc.	1,936,749	311,797
TJX Cos., Inc. (The)	5,489,958	860,551
Toll Brothers, Inc.	1,394,857	198,265
Tractor Supply Co.	6,410,175	224,997
Vail Resorts, Inc. (b)(c)	2,402,780	305,586
YUM! Brands, Inc.	8,748,257	1,396,659
		14,828,196

Consumer staples 8.54%
Altria Group, Inc.	10,171,559	738,964
British American Tobacco PLC (ADR)	49,252,367	2,896,039
Bunge Global SA	1,336,864	169,875
Church & Dwight Co., Inc.	3,935,686	381,998
Coca-Cola Co.	13,179,545	1,038,021
Constellation Brands, Inc., Class A	3,584,968	561,334
Costco Wholesale Corp.	943,001	956,703
Keurig Dr Pepper, Inc.	54,838,633	1,612,256
Kraft Heinz Co. (The)	6,991,915	158,437
Mondelez International, Inc., Class A	21,728,620	1,335,006
Nestle SA (ADR) (b)	3,538,412	359,078
Philip Morris International, Inc.	44,802,173	7,395,495
Procter & Gamble Co.	2,544,383	374,253
Walmart, Inc.	2,593,505	342,161
		18,319,620

Health care 10.85%
Abbott Laboratories	16,008,699	1,453,430
AbbVie, Inc.	9,627,943	2,034,577
Align Technology, Inc. (a)	275,299	48,455
Amgen, Inc.	7,238,238	2,506,240
AstraZeneca PLC	2,890,243	541,545
Bristol-Myers Squibb Co.	1,681,744	101,897
Cardinal Health, Inc.	118,756	22,906
CVS Health Corp.	31,734,083	2,643,132
Danaher Corp.	6,604,036	1,181,792
Elevance Health, Inc.	686,979	258,592
Eli Lilly and Co.	3,737,802	3,493,350
Gilead Sciences, Inc.	11,903,058	1,557,396
Humana, Inc.	830,534	196,371
IDEXX Laboratories, Inc. (a)	454,667	254,977
Illumina, Inc. (a)	1,900,000	240,806
Johnson & Johnson	3,586,787	824,423
McKesson Corp.	83,126	67,764
Merck & Co., Inc.	3,933,495	429,459
Novo Nordisk AS, Class B (ADR)	5,338,458	225,390
Thermo Fisher Scientific, Inc.	1,193,147	571,470
UnitedHealth Group, Inc.	8,879,646	3,289,731
Vertex Pharmaceuticals, Inc. (a)	2,250,814	961,953
Zimmer Biomet Holdings, Inc.	4,428,930	365,077
		23,270,733

Washington Mutual Investors Fund	2

Common stocks (continued)	Shares	Value (000)
Financials 14.96%
American Express Co.	1,121,874	$362,421
Aon PLC, Class A	1,730,623	539,349
Apollo Asset Management, Inc.	6,579,345	846,893
Arthur J. Gallagher & Co.	4,580,964	945,511
Bank of America Corp.	64,040,882	3,423,626
Berkshire Hathaway, Inc., Class B (a)	190,869	90,396
BlackRock, Inc.	1,557,115	1,659,262
Blackstone, Inc.	6,575,041	825,694
Brookfield Asset Management, Ltd., Class A	6,105,079	293,105
Capital One Financial Corp.	6,090,928	1,165,194
Carlyle Group, Inc. (The)	5,515,753	276,174
Charles Schwab Corp. (The)	1,009,680	92,527
Chubb, Ltd.	2,119,417	693,049
Citigroup, Inc.	3,650,000	467,127
Citizens Financial Group, Inc.	11,851,810	770,960
CME Group, Inc., Class A	3,033,203	873,016
Equitable Holdings, Inc.	5,230,896	220,744
Fifth Third Bancorp	3,027,607	153,681
Goldman Sachs Group, Inc.	306,483	283,120
Huntington Bancshares, Inc.	10,441,600	175,001
Intercontinental Exchange, Inc.	875,532	138,413
JPMorgan Chase & Co.	9,876,276	3,093,546
KeyCorp	9,883,983	218,535
KKR & Co., Inc.	9,989,523	1,042,307
Marsh & McLennan Cos., Inc.	20,033,566	3,359,829
Mastercard, Inc., Class A	3,832,176	1,927,278
Morgan Stanley	3,845,294	732,875
PNC Financial Services Group, Inc.	155,255	34,622
Progressive Corp.	4,286,764	862,840
S&P Global, Inc.	1,588,287	684,917
Truist Financial Corp.	40,354,127	2,078,237
Visa, Inc., Class A	8,399,718	2,770,563
Wells Fargo & Co.	11,859,734	975,226
		32,076,038

Information technology 21.93%
Accenture PLC, Class A	2,171,773	388,118
Adobe, Inc. (a)	477,181	117,434
Amphenol Corp., Class A	3,427,016	504,697
Apple, Inc.	19,178,030	5,203,958
Applied Materials, Inc.	1,278,349	504,296
ASM International NV (ADR)	74,914	73,019
ASML Holding NV (ADR)	1,624,099	2,337,062
Broadcom, Inc.	38,529,049	16,083,181
Cisco Systems, Inc.	3,447,076	315,407
Fair Isaac Corp. (a)	172,615	176,930
Hewlett Packard Enterprise Co.	8,000,000	230,160
Intel Corp. (a)	10,015,237	946,240
International Business Machines Corp.	5,183,691	1,197,329
KLA Corp.	1,599,653	2,799,953
Microsoft Corp.	24,421,165	9,958,463
Motorola Solutions, Inc.	180,373	79,189
NVIDIA Corp.	17,629,303	3,518,280
Salesforce, Inc.	4,249,103	750,094
SAP SE (ADR)	3,375,772	572,160
TE Connectivity PLC	1,782,732	377,333
Texas Instruments, Inc.	1,341,713	377,129
Western Digital Corp.	1,188,334	516,355
		47,026,787

Communication services 6.13%
Alphabet, Inc., Class A	11,239,786	4,325,070
Alphabet, Inc., Class C	8,705,430	3,324,952
AT&T, Inc.	16,541,419	432,227
Comcast Corp., Class A	52,367,902	1,416,028

3	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Meta Platforms, Inc., Class A	4,745,466	$2,903,798
Netflix, Inc. (a)	3,110,019	291,129
Walt Disney Co. (The)	4,330,088	449,246
		13,142,450

Utilities 3.78%
Atmos Energy Corp.	1,174,133	223,062
CenterPoint Energy, Inc.	9,976,107	435,457
Constellation Energy Corp.	7,897,661	2,471,968
DTE Energy Co.	3,868,743	586,850
Entergy Corp.	2,912,451	343,407
Exelon Corp.	13,091,285	602,068
FirstEnergy Corp.	22,845,915	1,085,638
Public Service Enterprise Group, Inc.	3,243,509	264,865
Sempra	10,939,933	1,040,606
Southern Co. (The)	10,888,442	1,052,912
		8,106,833

Real estate 3.34%
American Tower Corp. REIT	1,647,083	300,938
CoStar Group, Inc. (a)	402,336	13,925
Extra Space Storage, Inc. REIT	731,902	104,903
Prologis, Inc. REIT	3,515,373	499,253
Public Storage REIT	5,169,211	1,563,428
Rexford Industrial Realty, Inc. REIT	2,729,525	97,963
Simon Property Group, Inc. REIT	2,774,266	565,146
Ventas, Inc. REIT	3,787,657	332,784
Welltower, Inc. REIT	16,900,404	3,673,134
		7,151,474
Total common stocks (cost: $113,827,060,000)		204,483,916
Convertible stocks 0.87%
Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	10,730,247	774,724

Financials 0.34%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	2,000,263	131,477
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,274,895	589,140
		720,617

Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	7,011,132	364,789
Total convertible stocks (cost: $1,740,503,000)		1,860,130
Short-term securities 3.66%
Money market investments 3.58%
Capital Group Central Cash Fund 3.67% (c)(d)	76,803,903	7,679,622

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 3.67% (c)(d)(e)	612,047	61,199
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (d)(e)	29,000,000	29,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (d)(e)	29,000,000	29,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (d)(e)	13,600,000	13,600
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (d)(e)	10,200,000	10,200

Washington Mutual Investors Fund	4

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (d)(e)	10,200,000	$10,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	10,200,000	10,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (d)(e)	4,275,909	4,276
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (d)(e)	3,400,000	3,400
		171,075
Total short-term securities (cost: $7,850,820,000)		7,850,697
Total investment securities 99.88% (cost: $123,418,383,000)		214,194,743
Other assets less liabilities 0.12%		262,082
Net assets 100.00%		$214,456,825
Investments in affiliates (c)

	Value at 5/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.14%
Consumer discretionary 0.14%
Vail Resorts, Inc. (b)	$255,047	$120,008	$28,938	$(14,829)	$(25,702)	$305,586	$20,896
Darden Restaurants, Inc. (f)	1,904,080	100,819	886,169	251,445	(257,615)	—	34,798
						305,586
Financials 0.00%
Citizens Financial Group, Inc. (f)	837,184	95,400	767,258	224,599	381,035	—	34,460
Total common stocks						305,586
Short-term securities 3.61%
Money market investments 3.58%
Capital Group Central Cash Fund 3.67% (d)	6,026,247	25,195,334	23,541,668	(600)	309	7,679,622	237,092
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.67% (d)(e)	15,111	46,088 (g)				61,199	— (h)
Total short-term securities						7,740,821
Total 3.75%				$460,615	$98,027	$8,046,407	$327,246

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Rate represents the seven-day yield at 4/30/2026.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2026. Refer to the investment portfolio for the security value at 4/30/2026.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	Washington Mutual Investors Fund

Financial statements
Statement of assets and liabilities at April 30, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $262,367 of investment securities on loan):
Unaffiliated issuers (cost: $115,227,365)	$206,148,336
Affiliated issuers (cost: $8,191,018)	8,046,407	$214,194,743
Cash		10,290
Receivables for:
Sales of investments	140,595
Sales of fund’s shares	533,656
Dividends	232,472
Securities lending income	38
Other	9	906,770
		215,111,803
Liabilities:
Collateral for securities on loan		171,075
Payables for:
Purchases of investments	128,838
Repurchases of fund’s shares	267,534
Investment advisory services	37,674
Services provided by related parties	29,141
Trustees’ deferred compensation	16,982
Other	3,734	483,903
Net assets at April 30, 2026		$214,456,825
Net assets consist of:
Capital paid in on shares of beneficial interest		$115,059,791
Total distributable earnings (accumulated loss)		99,397,034
Net assets at April 30, 2026		$214,456,825

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,181,680 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$96,344,920	1,428,110	$67.46
Class C	1,359,516	20,603	65.99
Class T	16	— *	67.44
Class F-1	2,527,898	37,710	67.03
Class F-2	40,596,065	602,779	67.35
Class F-3	14,532,907	215,604	67.41
Class 529-A	3,884,834	57,812	67.20
Class 529-C	73,388	1,101	66.66
Class 529-E	117,182	1,761	66.54
Class 529-T	31	— *	67.45
Class 529-F-1	22	— *	66.86
Class 529-F-2	554,017	8,214	67.44
Class 529-F-3	108	2	67.44
Class R-1	66,558	1,004	66.27
Class R-2	789,231	12,001	65.77
Class R-2E	130,203	1,946	66.93
Class R-3	1,760,684	26,486	66.48
Class R-4	2,577,834	38,563	66.85
Class R-5E	596,756	8,871	67.27
Class R-5	636,280	9,439	67.41
Class R-6	47,908,375	709,674	67.51
*
Amount less than one thousand.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	6

Financial statements (continued)
Statement of operations for the year ended April 30, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,696; also includes $327,246 from affiliates)	$3,873,004
Interest from unaffiliated issuers	2,497
Securities lending income (net of fees)	2,453	$3,877,954
Fees and expenses*:
Investment advisory services	451,895
Distribution services	280,091
Transfer agent services	103,755
Administrative services	61,354
529 plan services	2,323
Reports to shareholders	2,989
Registration statement and prospectus	7,094
Trustees’ compensation	3,552
Auditing and legal	445
Custodian	3,761
Other	316	917,575
Net investment income		2,960,379
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	17,424,374
Affiliated issuers	460,615
Currency transactions	(144)	17,884,845
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	19,976,952
Affiliated issuers	98,027	20,074,979
Net realized gain (loss) and unrealized appreciation (depreciation)		37,959,824
Net increase (decrease) in net assets resulting from operations		$40,920,203
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended April 30,
	2026	2025

Operations:
Net investment income	$2,960,379	$2,941,825
Net realized gain (loss)	17,884,845	16,641,421
Net unrealized appreciation (depreciation)	20,074,979	2,205,598
Net increase (decrease) in net assets resulting from operations	40,920,203	21,788,844
Distributions paid to shareholders	(20,206,890)	(18,357,298)
Net capital share transactions	9,877,475	6,498,141
Total increase (decrease) in net assets	30,590,788	9,929,687
Net assets:
Beginning of year	183,866,037	173,936,350
End of year	$214,456,825	$183,866,037
Refer to the notes to financial statements.

7	Washington Mutual Investors Fund

Notes to financial statements
1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Washington Mutual Investors Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

9	Washington Mutual Investors Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
As of April 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Washington Mutual Investors Fund	10

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the total value of securities on loan was $262,367,000, and the total value of collateral received was $269,947,000. Collateral received includes cash of $171,075,000 and U.S. government securities of $98,872,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

11	Washington Mutual Investors Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended April 30, 2026, the fund recognized $856,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $19,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended April 30, 2026, the fund reclassified $675,288,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of April 30, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$598,215
Undistributed long-term capital gains	8,207,829
Gross unrealized appreciation on investments	93,387,851
Gross unrealized depreciation on investments	(2,779,879)
Net unrealized appreciation (depreciation) on investments	90,607,972
Cost of investments	123,586,771
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended April 30, 2026			Year ended April 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,247,153	$7,915,629	$9,162,782	$1,187,126	$7,209,800	$8,396,926
Class C	8,354	119,117	127,471	8,745	117,654	126,399
Class T	— *	1	1	— *	1	1
Class F-1	30,979	206,451	237,430	29,599	188,976	218,575
Class F-2	575,037	3,211,904	3,786,941	543,807	2,888,461	3,432,268
Class F-3	216,786	1,113,732	1,330,518	184,869	908,930	1,093,799
Class 529-A	48,855	318,551	367,406	46,508	290,191	336,699
Class 529-C	390	6,154	6,544	421	6,427	6,848
Class 529-E	1,228	9,849	11,077	1,216	9,266	10,482
Class 529-T	— *	2	2	1	2	3
Class 529-F-1	— *	2	2	— *	1	1
Class 529-F-2	7,976	43,505	51,481	6,924	36,060	42,984
Class 529-F-3	2	9	11	2	11	13
Class R-1	379	5,751	6,130	398	5,570	5,968
Class R-2	4,628	69,157	73,785	4,729	66,203	70,932
Class R-2E	1,095	11,057	12,152	1,040	9,918	10,958
Class R-3	17,785	152,352	170,137	17,796	145,816	163,612
Class R-4	33,801	224,617	258,418	34,792	221,652	256,444
Class R-5E	8,385	47,425	55,810	8,314	44,755	53,069
Class R-5	10,343	55,730	66,073	10,610	55,236	65,846
Class R-6	726,250	3,756,469	4,482,719	677,636	3,387,835	4,065,471
Total	$2,939,426	$17,267,464	$20,206,890	$2,764,533	$15,592,765	$18,357,298
*
Amount less than one thousand.

Washington Mutual Investors Fund	12

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2075% on such assets in excess of $187 billion. For the year ended April 30, 2026, the investment advisory services fees were $451,895,000, which were equivalent to an annualized rate of 0.221% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

13	Washington Mutual Investors Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended April 30, 2026, the 529 plan services fees were $2,323,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.
For the year ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$227,728	$45,876	$28,049	Not applicable
Class C	13,718	669	412	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	6,010	2,781	729	Not applicable
Class F-2	Not applicable	42,428	11,383	Not applicable
Class F-3	Not applicable	149	3,991	Not applicable
Class 529-A	8,600	1,693	1,125	$1,955
Class 529-C	720	33	22	38
Class 529-E	573	29	34	60
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	184	155	270
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	670	61	20	Not applicable
Class R-2	5,921	2,701	237	Not applicable
Class R-2E	779	261	39	Not applicable
Class R-3	8,859	2,620	531	Not applicable
Class R-4	6,513	2,571	784	Not applicable
Class R-5E	Not applicable	855	170	Not applicable
Class R-5	Not applicable	336	197	Not applicable
Class R-6	Not applicable	508	13,476	Not applicable

Total class-specific expenses	$280,091	$103,755	$61,354	$2,323
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $3,552,000 in the fund’s statement of operations reflects $934,000 in current fees (either paid in cash or deferred) and a net increase of $2,618,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,825,324,000 and $2,064,916,000, respectively, which generated $525,276,000 of net realized gains from such sales.

Washington Mutual Investors Fund	14

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended April 30, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2026
Class A	$3,807,983	58,059	$8,986,361	141,209	$(10,862,828)	(165,910)	$1,931,516	33,358
Class C	186,446	2,903	126,742	2,035	(381,365)	(5,927)	(68,177)	(989)
Class T	—	—	—	—	—	—	—	—
Class F-1	187,742	2,870	235,109	3,717	(340,165)	(5,226)	82,686	1,361
Class F-2	7,218,292	109,986	3,705,898	58,325	(7,993,890)	(122,345)	2,930,300	45,966
Class F-3	3,017,454	45,997	1,305,144	20,515	(2,500,340)	(38,190)	1,822,258	28,322
Class 529-A	294,994	4,506	367,268	5,794	(572,241)	(8,749)	90,021	1,551
Class 529-C	18,100	278	6,544	104	(26,788)	(412)	(2,144)	(30)
Class 529-E	6,817	105	11,072	176	(17,514)	(269)	375	12
Class 529-T	—	—	3	— †	—	—	3	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	83,550	1,272	51,471	809	(89,050)	(1,356)	45,971	725
Class 529-F-3	—	—	10	— †	(7)	— †	3	— †
Class R-1	6,516	101	6,127	97	(14,877)	(229)	(2,234)	(31)
Class R-2	98,851	1,548	73,757	1,189	(193,431)	(3,026)	(20,823)	(289)
Class R-2E	22,759	353	12,152	192	(37,036)	(568)	(2,125)	(23)
Class R-3	208,374	3,234	169,995	2,710	(436,198)	(6,746)	(57,829)	(802)
Class R-4	200,928	3,087	258,376	4,097	(576,738)	(8,881)	(117,434)	(1,697)
Class R-5E	104,922	1,604	55,806	880	(137,436)	(2,091)	23,292	393
Class R-5	63,972	976	65,463	1,030	(175,733)	(2,683)	(46,298)	(677)
Class R-6	5,377,783	81,419	4,482,084	70,381	(6,591,755)	(99,644)	3,268,112	52,156
Total net increase (decrease)	$20,905,483	318,298	$19,919,384	313,260	$(30,947,392)	(472,252)	$9,877,475	159,306
Refer to the end of the table(s) for footnote(s).

15	Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2025
Class A	$4,180,009	66,898	$8,242,470	136,385	$(9,906,295)	(158,877)	$2,516,184	44,406
Class C	188,674	3,075	125,637	2,120	(392,843)	(6,420)	(78,532)	(1,225)
Class T	—	—	—	—	—	—	—	—
Class F-1	135,385	2,189	216,399	3,601	(320,061)	(5,160)	31,723	630
Class F-2	5,903,438	94,678	3,363,224	55,730	(8,193,323)	(131,465)	1,073,339	18,943
Class F-3	2,551,124	40,755	1,078,195	17,847	(2,155,475)	(34,644)	1,473,844	23,958
Class 529-A	317,219	5,085	336,625	5,589	(543,526)	(8,734)	110,318	1,940
Class 529-C	16,187	262	6,848	115	(33,910)	(548)	(10,875)	(171)
Class 529-E	9,816	159	10,481	175	(21,805)	(353)	(1,508)	(19)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	86,929	1,386	42,975	711	(75,316)	(1,204)	54,588	893
Class 529-F-3	77	1	13	— †	(141)	(1)	(51)	— †
Class R-1	7,555	123	5,966	101	(15,446)	(250)	(1,925)	(26)
Class R-2	111,258	1,818	70,903	1,200	(200,631)	(3,283)	(18,470)	(265)
Class R-2E	21,932	356	10,958	183	(26,577)	(429)	6,313	110
Class R-3	230,494	3,742	163,402	2,740	(429,764)	(6,974)	(35,868)	(492)
Class R-4	210,810	3,401	256,416	4,278	(616,973)	(9,956)	(149,747)	(2,277)
Class R-5E	109,504	1,766	53,049	879	(137,753)	(2,236)	24,800	409
Class R-5	81,452	1,299	65,259	1,081	(194,075)	(3,107)	(47,364)	(727)
Class R-6	2,910,642	46,637	4,064,787	67,217	(5,424,061)	(86,591)	1,551,368	27,263
Total net increase (decrease)	$17,072,505	273,630	$18,113,611	299,952	$(28,687,975)	(460,232)	$6,498,141	113,350
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $63,593,446,000 and $72,928,180,000, respectively, during the year ended April 30, 2026.

Washington Mutual Investors Fund	16

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
4/30/2026	$60.88	$.88	$12.28	$13.16	$(.89 )	$(5.69)	$(6.58)	$67.46	22.59%	$96,345	.55%	1.34%
4/30/2025	59.84	.92	6.32	7.24	(.87 )	(5.33)	(6.20)	60.88	12.46	84,919.56		1.46
4/30/2024	53.38	.95	9.02	9.97	(.96 )	(2.55)	(3.51)	59.84	19.36	80,801.57		1.69
4/30/2023	55.52	1.00	.15	1.15	(1.02)	(2.27)	(3.29)	53.38	2.45	71,892.57		1.91
4/30/2022	56.35	.92	1.91	2.83	(.85 )	(2.81)	(3.66)	55.52	4.98	72,922.57		1.59
Class C:
4/30/2026	59.67	.38	12.03	12.41	(.40 )	(5.69)	(6.09)	65.99	21.69	1,360	1.31	.59
4/30/2025	58.75	.44	6.21	6.65	(.40 )	(5.33)	(5.73)	59.67	11.63	1,289	1.31	.71
4/30/2024	52.48	.52	8.84	9.36	(.54 )	(2.55)	(3.09)	58.75	18.43	1,340	1.32	.94
4/30/2023	54.62	.60	.15	.75	(.62 )	(2.27)	(2.89)	52.48	1.71	1,319	1.32	1.16
4/30/2022	55.48	.48	1.89	2.37	(.42 )	(2.81)	(3.23)	54.62	4.20	1,452	1.32	.84
Class T:
4/30/2026	60.87	1.04	12.27	13.31	(1.05)	(5.69)	(6.74)	67.44	22.88 [4]	— [5]	.30 [4]	1.59 [4]
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.78 [4]	— [5]	.31 [4]	1.71 [4]
4/30/2024	53.38	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.82	19.62 [4]	— [5]	.32 [4]	1.94 [4]
4/30/2023	55.51	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.38	2.75 [4]	— [5]	.30 [4]	2.17 [4]
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25 [4]	— [5]	.32 [4]	1.84 [4]
Class F-1:
4/30/2026	60.54	.83	12.19	13.02	(.84 )	(5.69)	(6.53)	67.03	22.50	2,528.62		1.27
4/30/2025	59.53	.87	6.29	7.16	(.82 )	(5.33)	(6.15)	60.54	12.40	2,200.62		1.40
4/30/2024	53.12	.91	8.97	9.88	(.92 )	(2.55)	(3.47)	59.53	19.28	2,126.63		1.64
4/30/2023	55.26	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.12	2.40	2,092.63		1.85
4/30/2022	56.10	.88	1.90	2.78	(.81 )	(2.81)	(3.62)	55.26	4.91	2,216.63		1.52
Class F-2:
4/30/2026	60.79	1.00	12.25	13.25	(1.00)	(5.69)	(6.69)	67.35	22.81	40,596.37		1.52
4/30/2025	59.76	1.03	6.32	7.35	(.99 )	(5.33)	(6.32)	60.79	12.69	33,849.37		1.65
4/30/2024	53.32	1.06	9.00	10.06	(1.07)	(2.55)	(3.62)	59.76	19.57	32,142.37		1.89
4/30/2023	55.46	1.10	.15	1.25	(1.12)	(2.27)	(3.39)	53.32	2.67	27,795.37		2.10
4/30/2022	56.29	1.03	1.92	2.95	(.97 )	(2.81)	(3.78)	55.46	5.18	28,561.37		1.78
Class F-3:
4/30/2026	60.84	1.07	12.27	13.34	(1.08)	(5.69)	(6.77)	67.41	22.95	14,533.26		1.64
4/30/2025	59.80	1.10	6.32	7.42	(1.05)	(5.33)	(6.38)	60.84	12.81	11,394.26		1.76
4/30/2024	53.35	1.12	9.01	10.13	(1.13)	(2.55)	(3.68)	59.80	19.71	9,767.26		2.00
4/30/2023	55.49	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.35	2.77	8,172.26		2.21
4/30/2022	56.32	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.49	5.30	7,842.26		1.89
Class 529-A:
4/30/2026	60.67	.86	12.22	13.08	(.86 )	(5.69)	(6.55)	67.20	22.54	3,885.59		1.31
4/30/2025	59.64	.89	6.31	7.20	(.84 )	(5.33)	(6.17)	60.67	12.45	3,413.59		1.43
4/30/2024	53.22	.93	8.98	9.91	(.94 )	(2.55)	(3.49)	59.64	19.29	3,240.61		1.66
4/30/2023	55.36	.98	.15	1.13	(1.00)	(2.27)	(3.27)	53.22	2.42	2,923.61		1.87
4/30/2022	56.20	.89	1.91	2.80	(.83 )	(2.81)	(3.64)	55.36	4.94	2,952.60		1.55
Refer to the end of the table(s) for footnote(s).

17	Washington Mutual Investors Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
4/30/2026	$60.22	$.35	$12.14	$12.49	$(.36 )	$(5.69)	$(6.05)	$66.66	21.59%	$73	1.36%	.54%
4/30/2025	59.22	.42	6.27	6.69	(.36 )	(5.33)	(5.69)	60.22	11.61	68	1.35	.67
4/30/2024	52.87	.50	8.90	9.40	(.50 )	(2.55)	(3.05)	59.22	18.37	77	1.37	.90
4/30/2023	54.99	.57	.16	.73	(.58 )	(2.27)	(2.85)	52.87	1.64	83	1.38	1.10
4/30/2022	55.84	.45	1.90	2.35	(.39 )	(2.81)	(3.20)	54.99	4.14	93	1.36	.79
Class 529-E:
4/30/2026	60.13	.69	12.11	12.80	(.70 )	(5.69)	(6.39)	66.54	22.25	117.84		1.06
4/30/2025	59.16	.73	6.26	6.99	(.69 )	(5.33)	(6.02)	60.13	12.17	105.83		1.19
4/30/2024	52.82	.78	8.91	9.69	(.80 )	(2.55)	(3.35)	59.16	19.01	105.85		1.41
4/30/2023	54.96	.84	.16	1.00	(.87 )	(2.27)	(3.14)	52.82	2.17	98.85		1.62
4/30/2022	55.82	.75	1.89	2.64	(.69 )	(2.81)	(3.50)	54.96	4.69	103.85		1.31
Class 529-T:
4/30/2026	60.87	1.01	12.28	13.29	(1.02)	(5.69)	(6.71)	67.45	22.84 [4]	— [5]	.35 [4]	1.55 [4]
4/30/2025	59.83	1.04	6.32	7.36	(.99 )	(5.33)	(6.32)	60.87	12.68 [4]	— [5]	.36 [4]	1.66 [4]
4/30/2024	53.38	1.06	9.01	10.07	(1.07)	(2.55)	(3.62)	59.83	19.56 [4]	— [5]	.37 [4]	1.88 [4]
4/30/2023	55.51	1.11	.16	1.27	(1.13)	(2.27)	(3.40)	53.38	2.69 [4]	— [5]	.36 [4]	2.11 [4]
4/30/2022	56.34	1.03	1.91	2.94	(.96 )	(2.81)	(3.77)	55.51	5.18 [4]	— [5]	.38 [4]	1.77 [4]
Class 529-F-1:
4/30/2026	60.39	.95	12.18	13.13	(.97 )	(5.69)	(6.66)	66.86	22.73 [4]	— [5]	.43 [4]	1.47 [4]
4/30/2025	59.40	.98	6.28	7.26	(.94 )	(5.33)	(6.27)	60.39	12.62 [4]	— [5]	.44 [4]	1.58 [4]
4/30/2024	53.02	1.02	8.94	9.96	(1.03)	(2.55)	(3.58)	59.40	19.49 [4]	— [5]	.43 [4]	1.83 [4]
4/30/2023	55.17	1.06	.15	1.21	(1.09)	(2.27)	(3.36)	53.02	2.59 [4]	— [5]	.44 [4]	2.03 [4]
4/30/2022	56.01	.99	1.90	2.89	(.92 )	(2.81)	(3.73)	55.17	5.13 [4]	— [5]	.43 [4]	1.72 [4]
Class 529-F-2:
4/30/2026	60.87	1.02	12.26	13.28	(1.02)	(5.69)	(6.71)	67.44	22.85	554.35		1.55
4/30/2025	59.83	1.05	6.32	7.37	(1.00)	(5.33)	(6.33)	60.87	12.71	456.35		1.67
4/30/2024	53.38	1.07	9.01	10.08	(1.08)	(2.55)	(3.63)	59.83	19.59	395.36		1.90
4/30/2023	55.52	1.11	.15	1.26	(1.13)	(2.27)	(3.40)	53.38	2.71	327.34		2.13
4/30/2022	56.34	1.04	1.92	2.96	(.97 )	(2.81)	(3.78)	55.52	5.19	303.36		1.79
Class 529-F-3:
4/30/2026	60.87	1.04	12.26	13.30	(1.04)	(5.69)	(6.73)	67.44	22.86	— [5]	.31	1.59
4/30/2025	59.82	1.07	6.33	7.40	(1.02)	(5.33)	(6.35)	60.87	12.76	— [5]	.31	1.70
4/30/2024	53.37	.95	9.15	10.10	(1.10)	(2.55)	(3.65)	59.82	19.63	— [5]	.32	1.66
4/30/2023	55.51	1.13	.15	1.28	(1.15)	(2.27)	(3.42)	53.37	2.72	— [5]	.32	2.15
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25	— [5]	.32	1.84
Class R-1:
4/30/2026	59.91	.35	12.07	12.42	(.37 )	(5.69)	(6.06)	66.27	21.62	67	1.35	.54
4/30/2025	58.96	.42	6.24	6.66	(.38 )	(5.33)	(5.71)	59.91	11.59	62	1.34	.68
4/30/2024	52.66	.51	8.87	9.38	(.53 )	(2.55)	(3.08)	58.96	18.40	63	1.35	.91
4/30/2023	54.79	.59	.16	.75	(.61 )	(2.27)	(2.88)	52.66	1.68	61	1.34	1.14
4/30/2022	55.64	.46	1.90	2.36	(.40 )	(2.81)	(3.21)	54.79	4.18	68	1.35	.80
Refer to the end of the table(s) for footnote(s).

Washington Mutual Investors Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
4/30/2026	$59.50	$.35	$11.99	$12.34	$(.38 )	$(5.69)	$(6.07)	$65.77	21.62%	$789	1.35%	.55%
4/30/2025	58.60	.41	6.20	6.61	(.38 )	(5.33)	(5.71)	59.50	11.59	731	1.35	.67
4/30/2024	52.36	.50	8.82	9.32	(.53 )	(2.55)	(3.08)	58.60	18.40	736	1.35	.91
4/30/2023	54.51	.58	.15	.73	(.61 )	(2.27)	(2.88)	52.36	1.67	675	1.36	1.12
4/30/2022	55.38	.45	1.89	2.34	(.40 )	(2.81)	(3.21)	54.51	4.15	701	1.35	.80
Class R-2E:
4/30/2026	60.45	.54	12.19	12.73	(.56 )	(5.69)	(6.25)	66.93	21.96	130	1.06	.83
4/30/2025	59.44	.60	6.29	6.89	(.55 )	(5.33)	(5.88)	60.45	11.93	119	1.06	.96
4/30/2024	53.06	.67	8.95	9.62	(.69 )	(2.55)	(3.24)	59.44	18.74	110	1.06	1.20
4/30/2023	55.19	.74	.16	.90	(.76 )	(2.27)	(3.03)	53.06	1.97	98	1.06	1.41
4/30/2022	56.03	.63	1.90	2.53	(.56 )	(2.81)	(3.37)	55.19	4.47	95	1.06	1.09
Class R-3:
4/30/2026	60.08	.64	12.11	12.75	(.66 )	(5.69)	(6.35)	66.48	22.14	1,761.91		.99
4/30/2025	59.12	.69	6.25	6.94	(.65 )	(5.33)	(5.98)	60.08	12.09	1,640.91		1.11
4/30/2024	52.79	.75	8.90	9.65	(.77 )	(2.55)	(3.32)	59.12	18.93	1,642.91		1.35
4/30/2023	54.93	.81	.15	.96	(.83 )	(2.27)	(3.10)	52.79	2.11	1,510.91		1.56
4/30/2022	55.78	.71	1.90	2.61	(.65 )	(2.81)	(3.46)	54.93	4.64	1,663.91		1.24
Class R-4:
4/30/2026	60.38	.84	12.17	13.01	(.85 )	(5.69)	(6.54)	66.85	22.52	2,578.61		1.29
4/30/2025	59.39	.88	6.27	7.15	(.83 )	(5.33)	(6.16)	60.38	12.42	2,431.61		1.41
4/30/2024	53.01	.92	8.95	9.87	(.94 )	(2.55)	(3.49)	59.39	19.29	2,526.61		1.66
4/30/2023	55.15	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.01	2.42	2,468.61		1.87
4/30/2022	55.99	.89	1.90	2.79	(.82 )	(2.81)	(3.63)	55.15	4.94	2,738.61		1.54
Class R-5E:
4/30/2026	60.73	.97	12.24	13.21	(.98 )	(5.69)	(6.67)	67.27	22.74	597.41		1.49
4/30/2025	59.70	1.00	6.32	7.32	(.96 )	(5.33)	(6.29)	60.73	12.65	515.41		1.61
4/30/2024	53.27	1.04	8.99	10.03	(1.05)	(2.55)	(3.60)	59.70	19.52	482.41		1.86
4/30/2023	55.41	1.08	.15	1.23	(1.10)	(2.27)	(3.37)	53.27	2.61	508.41		2.06
4/30/2022	56.25	1.00	1.91	2.91	(.94 )	(2.81)	(3.75)	55.41	5.14	485.41		1.74
Class R-5:
4/30/2026	60.84	1.04	12.26	13.30	(1.04)	(5.69)	(6.73)	67.41	22.88	636.31		1.59
4/30/2025	59.80	1.07	6.32	7.39	(1.02)	(5.33)	(6.35)	60.84	12.75	616.31		1.71
4/30/2024	53.36	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.80	19.62	648.31		1.95
4/30/2023	55.49	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.36	2.73	676.31		2.17
4/30/2022	56.32	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.49	5.25	815.31		1.84
Class R-6:
4/30/2026	60.92	1.07	12.29	13.36	(1.08)	(5.69)	(6.77)	67.51	22.95	47,908.26		1.63
4/30/2025	59.87	1.10	6.33	7.43	(1.05)	(5.33)	(6.38)	60.92	12.82	40,059.26		1.76
4/30/2024	53.41	1.12	9.02	10.14	(1.13)	(2.55)	(3.68)	59.87	19.70	37,736.26		2.00
4/30/2023	55.55	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.41	2.76	32,937.26		2.21
4/30/2022	56.38	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.55	5.30	32,755.26		1.89

	Year ended April 30,
	2026[7]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[6]	32%	29%	31%	30%	19%
Refer to the end of the table(s) for footnote(s).

19	Washington Mutual Investors Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[7]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	20

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Washington Mutual Investors Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Washington Mutual Investors Fund (the “Fund”), including the investment portfolio, as of April 30, 2026, the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets for the year ended April 30, 2025, and the financial highlights for the years ended April 30, 2025, 2024, 2023, and 2022 were audited by predecessor auditors whose report, dated June 10, 2025, expressed an unqualified opinion on such information.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
June 12, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

21	Washington Mutual Investors Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2026:
Long-term capital gains	$17,942,617,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$163,650,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

Washington Mutual Investors Fund	22

Changes in and disagreements with accountants

On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the fund’s financial statements as of and for the fiscal years ended April 30, 2024 and April 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.
During the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

23	Washington Mutual Investors Fund

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
3,135,461,781
Total shares voting on November 25, 2025:
2,563,531,715 (81.8% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	2,309,245,507	90.1%	254,286,208	9.9%
Charles E. Andrews	2,512,758,155	98.0%	50,773,560	2.0%
Joseph J. Bonner	2,514,458,964	98.1%	49,072,751	1.9%
Michael C. Camuñez	2,513,728,736	98.1%	49,802,979	1.9%
Vanessa C. L. Chang	2,512,784,617	98.0%	50,747,098	2.0%
Cecilia V. Estolano	2,514,442,015	98.1%	49,089,700	1.9%
Bradford F. Freer	2,515,205,973	98.1%	48,325,742	1.9%
Yvonne L. Greenstreet	2,517,536,886	98.2%	45,994,829	1.8%
Martin E. Koehler	2,515,807,942	98.1%	47,723,773	1.9%
Sharon I. Meers	2,517,870,332	98.2%	45,661,383	1.8%
Pascal Millaire	2,516,081,167	98.1%	47,450,548	1.9%
William I. Miller	2,515,711,144	98.1%	47,820,571	1.9%
Anne-Marie Peterson	2,517,279,654	98.2%	46,252,061	1.8%
Josette Sheeran	2,515,524,560	98.1%	48,007,155	1.9%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Washington Mutual Investors Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

25	Washington Mutual Investors Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Washington Mutual Investors Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the fund's financial statements as of and for the fiscal years ended April 30, 2024 and April 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended October 31, 2025.

During the fund's fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 08, 2026